                              -  BT INVESTMENT FUNDS  -



                                    --------------

                                    SMALL CAP FUND

                                    --------------



                                    ANNUAL REPORT
                                    --------------
                                    SEPTEMBER-1997

--------------------------------------------------------------------------------
SMALL CAP FUND

TABLE OF CONTENTS
--------------------------------------------------------------------------------

  LETTER TO SHAREHOLDERS. . . . . . . . . . . . . . . . . . . . . . . . .  3

  SMALL CAP FUND
    Statement of Assets and Liabilities . . . . . . . . . . . . . . . . .  5
    Statement of Operations . . . . . . . . . . . . . . . . . . . . . . .  5
    Statement of Changes in Net Assets. . . . . . . . . . . . . . . . . .  6
    Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . .  6
    Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .  7
    Report of Independent Accountants . . . . . . . . . . . . . . . . . .  8

  SMALL CAP PORTFOLIO
    Schedule of Portfolio Investments . . . . . . . . . . . . . . . . . .  9
    Statement of Assets and Liabilities . . . . . . . . . . . . . . . . . 11
    Statement of Operations . . . . . . . . . . . . . . . . . . . . . . . 11
    Statement of Changes in Net Assets. . . . . . . . . . . . . . . . . . 12
    Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . 12
    Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . 13
    Report of Independent Accountants . . . . . . . . . . . . . . . . . . 14

--------------------------------------------------------------------------------
SMALL CAP FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

We are pleased to present you with this annual report for the Small Cap Fund, providing a review of the market, the portfolio, and our outlook as well as a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

The Small Cap Fund (the "Fund") had a total return of 17.90%* for the twelve months ended September 30, 1997, as compared to 33.19% for the Russell 2000 Index**, 23.26% for the Russell 2000 Growth Index**, and 29.79% for the Lipper Small Cap Growth Average+. Since its inception on October 21, 1993, the Fund delivered a total return of 175.71% cumulatively, or 29.34% annualized, as of September 30, 1997.

MARKET ACTIVITY
As indicated in our last report, the six months ended March 31, 1997 were characterized by a prolonged correction in the small cap growth arena, as investors' concerns regarding inflation, corporate earnings, the direction of interest rates, and market valuation levels dominated. The Federal Reserve Board finally raised the fed funds rate by 0.25% on March 25, 1997, and although investors continued to focus on larger capitalization and more value-oriented stocks the following few weeks, the stage was set for a more positive outlook for small caps.

--------------------------------------------------------------------------------
                                      OBJECTIVE
Seeks to provide long-term capital growth by investing primarily in equity securities of smaller companies. Current income is a secondary goal.++
--------------------------------------------------------------------------------

For the period from May through September 1997, small cap stocks outperformed both the midcap and large cap segments of the market, and within the small cap sector, growth outperformed value. Small cap stocks benefited from several factors. First, our research showed that earnings growth remained strong for small cap companies throughout the period of small cap underperformance.
Second, valuations of small cap companies were at compelling levels in the spring, and at their lowest levels in over four years when measured by the relative price/earnings ratio of the Russell 2000 Index versus the S&P 500
Index**.   Third, investor sentiment, which had been negative towards small cap stocks for about seven months through April 1997, turned positive. Investors breathed a sigh of relief at the belief that with inflation under control, economic growth strong but not accelerating, and one interest rate increase undertaken, 1997 would not be a repeat of 1994 when the Federal Reserve Board raised interest rates numerous times. Other factors that should serve as positive influences on the small cap market include the recently passed Taxpayer Relief Act of 1997, which provides capital gains tax relief, and the strong dollar, which affects smaller U.S. companies to a much lesser extent than it does larger multinational corporations.

--------------------------------------------------------------------------------
                                INVESTMENT INSTRUMENTS
Generally common stocks of smaller U.S. corporations and, to a lesser extent, foreign corporations.
--------------------------------------------------------------------------------

INVESTMENT REVIEW
While the Fund's relative performance was hampered by its investment style during the first seven months of the fiscal year, it was, likewise, helped significantly by a return to growth style investing in the remaining months of
the year.   Relative sector positioning and effective stock picking added value during the second half of the year as well. More specifically, the Fund benefited from an overweight position in technology, which was one of the best performing sectors for the year, as well as overweight positions in producer durables and energy, sectors that also performed strongly. Stock picking also benefited the Fund through the small cap growth recovery in the latter part of the year, as various sectors, such as healthcare and consumer discretionary, showed great volatility, and yet the stocks within the Fund's portfolio performed well.

--------------------------------------------------------------------------------
      TEN LARGEST STOCK HOLDINGS
      E*Trade Group, Inc.                     Friede Goldman International, Inc.
      Safeskin Corp.                          Patterson Energy, Inc.
      Halter Marine Group, Inc.               P-Com, Inc.
      Asyst Technologies                      Vivus, Inc.
      Systems & Computer Technology Corp.     Windmere-Durable Holdings, Inc.
--------------------------------------------------------------------------------

Over the past year, we implemented a number of new investment themes. One theme that has significantly contributed to the success of the Fund is called "Energizing the Globe." This theme includes investments in beneficiaries of a number of positive trends in the energy area, including: the growing use of such technology as 3D seismic to find oil and gas more economically and in areas of the world where it was uneconomical to explore previously; leaner and more cost conscious companies than in the past; and a positive supply/demand situation worldwide both for crude oil and natural gas. In addition, we recently added a new theme named "Consolidating America." Investment opportunities in this area are benefiting from being consolidators in fragmented industries, where smaller companies are increasingly unable to compete with larger companies on the basis of management, information systems, and capital.

MANAGER OUTLOOK
The fundamentals for growth stock investing remain positive, and, over the longer term, it has been shown that investors will pay for reasonably priced earnings growth. Earnings growth in the small cap growth area continues to be strong, while valuations remain reasonable. Investor sentiment regarding these stocks also continues to be favorable. We are encouraged that small cap growth stocks have exhibited strong performance over the last five months. However, it is important to take a long-term view when investing in the aggressive growth segment of the market, as returns can be volatile in the shorter term.

---------
* Performance quoted represents past performance and is not indicative of future performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
** The Russell 2000 Index represents the U.S. small capitalization market. The Russell 2000 Growth Index is comprised of securities with a greater than average growth orientation. The S&P 500 Index emphasizes large capitalization stocks. Indexes are unmanaged, and investments cannot be made in an index.
+ Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Sevices, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.
++ In view of the long term capital growth objective of the Fund and the smaller size of the companies in which it invests, the risks of investment in the Fund may be greater than in the general equity markets.

--------------------------------------------------------------------------------
SMALL CAP FUND

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

                       DIVERSIFICATION OF PORTFOLIO INVESTMENTS
                          By Theme as of September 30, 1997
                       (PERCENTAGES ARE BASED ON MARKET VALUE)

[PIE CHART]

Move to Outsourcing                                                        5%
Our Strengthening Financial Structure                                      5%
Managing the Information Age                                               5%
Productivity Enhancement                                                   5%
New Healthcare Paradigm                                                    6%
The Ubiquitous Semiconductor                                               6%
New Consumer                                                               7%
Telecommunications                                                         8%
Client Server Computing                                                    5%
Consolidating America                                                      4%
America's Changing Leisure Time                                            4%
Other                                                                     30%+
Energizing the Globe                                                      10%

Over the long term, the performance of small cap stocks has outpaced the returns of large company stocks, fixed income investments, and inflation++. In addition, we have found that small cap companies have provided good long-term investment opportunities due to their ability to provide products and services in changing economic and corporate environments.

We remain disciplined in our investment process, and we continue to focus on companies that offer compelling valuations relative to their earnings growth rates as well as on companies that have strong, consistent revenue and earnings growth. We continue to use extensive fundamental research, as well as our thematic approach and database screening process, to identify attractive investment opportunities in unrecognized growth companies and sectors. We also continue to strictly adhere to our sell discipline to help mitigate risk and to use the volatility of the marketplace to our investors' advantage by initiating or adding to positions on weakness.

We will continue to monitor economic conditions and their effect on financial markets, as we seek long-term capital growth.

We value your ongoing support of the Small Cap Fund and look forward to serving your investment needs in the years ahead.


                                  /s/ Mary P. Dugan

                                  /s/ Timothy Woods

                           Mary P. Dugan and Timothy Woods
                              Portfolio Managers of the
                                 SMALL CAP PORTFOLIO
                                  September 30, 1997

----------
+   Includes cash and themes with weightings of less than 4%.
++ Source: -C-Stocks, Bonds, Bills, and Inflation 1996 Yearbook-TM-, Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved. Data from 1926-1995. Past performance is no guarantee of future results.

--------------------------------------------------------------------------------

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE SMALL CAP FUND AND THE RUSSELL 2000 INDEX SINCE OCTOBER 31, 1993.

--------------------------------------------------------------------------------
                             TOTAL RETURN FOR THE PERIOD
                              ENDED SEPTEMBER 30, 1997
                        One Year       Since 10/21/93*
                         17.90%            29.34%**
----------
*   The Fund's inception date.
**  Annualized.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

[GRAPH]

                   Small Cap Fund - $27,217      Russell 2000 Index - $18,602
                   ------------------------      ----------------------------
Oct-93                       10000                         10000
Dec-93                       10326                         10002
Mar-94                       10375                          9735
Jun-94                        9951                          9354
Sep-94                       11451                         10004
Dec-94                       12320                          9819
Mar-95                       14107                         10272
Jun-95                       15903                         11236
Sep-95                       18263                         12345
Dec-95                       19536                         12613
Mar-96                       21049                         13256
Jun-96                       23181                         13919
Sep-96                       23074                         13967
Dec-96                       20884                         14693
Mar-97                       17517                         13933
Jun-97                       20917                         16192
Sep-97                       27217                         18602

Past performance is not indicative of future performance.


-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  SEPTEMBER 30, 1997
-------------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investment in Small Cap Portfolio, at Value. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $285,878,325
  Receivable for Shares of Beneficial Interest Subscribed. . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,638,687
  Prepaid Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,127
                                                                                                                   -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   288,523,139
                                                                                                                   -----------

LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       130,374
  Payable for Shares of Beneficial Interest Redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,047,107
  Accrued Expenses and Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        23,450
                                                                                                                   -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2,200,931
                                                                                                                   -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $286,322,208
                                                                                                                   -----------
                                                                                                                   -----------
COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $193,320,147
  Accumulated Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . .    10,427,817
  Net Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    82,574,244
                                                                                                                   -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $286,322,208
                                                                                                                   -----------
                                                                                                                   -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (net assets divided by shares outstanding). . . . . . .  $      23.68
                                                                                                                   -----------
                                                                                                                   -----------
SHARES OUTSTANDING ($0.001 par value per share, unlimited number of shares of beneficial interest authorized). .    12,089,943
                                                                                                                   -----------
                                                                                                                   -----------

-------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED SEPTEMBER 30, 1997
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Loss Allocated from Small Cap Portfolio, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $   (478,543)
                                                                                                                   -----------

EXPENSES
  Administration and Services Fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,273,452
  Printing and Shareholder Reports . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        12,500
  Registration Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,181
  Professional Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         9,495
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,750
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         6,711
                                                                                                                   -----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,324,089
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (50,637)
                                                                                                                   -----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1,273,452
                                                                                                                   -----------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (1,751,995)
                                                                                                                   -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    21,511,447
  Net Change in Unrealized Appreciation on Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20,305,688
                                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41,817,135
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $ 40,065,140
                                                                                                                   -----------
                                                                                                                   -----------


                     See Notes to Financial Statements on Page 7


--------------------------------------------------------------------------------------------------------------------------------
SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------

                                                                                     FOR THE                      FOR THE
                                                                                   YEAR ENDED                    YEAR ENDED
                                                                               SEPTEMBER 30, 1997            SEPTEMBER 30, 1996
                                                                               ------------------            ------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Loss. . . . . . . . . . . . . . . . . . . . . . . . . . .     $       (1,751,995)           $       (1,380,737)
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . .             21,511,447                     4,946,585
  Net Change in Unrealized Appreciation on Investments . . . . . . . . . .             20,305,688                    38,472,178
                                                                               ------------------            ------------------
Net Increase in Net Assets from Operations . . . . . . . . . . . . . . . .             40,065,140                    42,038,026
                                                                               ------------------            ------------------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Realized Gain from Investment Transactions . . . . . . . . . . . . .            (13,993,488)                  (10,302,003)
                                                                               ------------------            ------------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Proceeds from Sales of Shares. . . . . . . . . . . . . . . . . . . . . .            248,556,213                   249,711,457
  Dividend Reinvestments . . . . . . . . . . . . . . . . . . . . . . . . .             10,338,678                     7,579,445
  Cost of Shares Redeemed. . . . . . . . . . . . . . . . . . . . . . . . .           (240,880,564)                 (169,725,477)
                                                                               ------------------            ------------------
NET INCREASE FROM CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST  .             18,014,327                    87,565,425
                                                                               ------------------            ------------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . . . . . . .             44,085,979                   119,301,448

NET ASSETS
  Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .            242,236,229                   122,934,781
                                                                               ------------------            ------------------
  End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $      286,322,208            $      242,236,229
                                                                               ------------------            ------------------
                                                                               ------------------            ------------------



--------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, other supplemental data and ratios to average net assets for the periods indicated for the Small Cap Fund.

                                                                                                      FOR THE PERIOD
                                                                    FOR THE YEARS ENDED              OCTOBER 21, 1993
                                                                        SEPTEMBER 30,                (COMMENCEMENT OF
                                                            ---------------------------------         OPERATIONS) TO
                                                             1997          1996         1995        SEPTEMBER 30, 1994
                                                            ------        ------       ------       ------------------

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD. . . . . . . . .       $21.66        $18.50       $11.60            $10.00
                                                            ------        ------       ------            ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Loss . . . . . . . . . . . . . . . .        (0.14)        (0.12)       (0.04)            (0.03)
  Net Realized and Unrealized Gain on Investments . .         3.58          4.65         6.94              1.63
                                                            ------        ------       ------            ------
Total Income from Investment Operations . . . . . . .         3.44          4.53         6.90              1.60
                                                            ------        ------       ------            ------

DISTRIBUTIONS TO SHAREHOLDERS
  Net Realized Gain from Investment Transactions. . .        (1.42)        (1.37)          --                --
                                                            ------        ------       ------            ------
NET ASSET VALUE, END OF PERIOD. . . . . . . . . . . .       $23.68        $21.66       $18.50            $11.60
                                                            ------        ------       ------            ------

TOTAL INVESTMENT RETURN . . . . . . . . . . . . . . .        17.90%        26.41%       59.48%           17.06%*

SUPPLEMENTAL DATA AND RATIOS:
  Net Assets, End of Period (000s omitted). . . . . .       $286,322      $242,236     $122,935         $21,332
  Ratios to Average Net Assets:
    Net Investment Loss . . . . . . . . . . . . . . .        (0.89)%       (0.70)%      (0.46)%         (0.58)%*
    Expenses, Including Expenses of the Small Cap
      Portfolio . . . . . . . . . . . . . . . . . . .         1.25%         1.25%        1.25%           1.25%*
    Decrease Reflected in Above Expense Ratio Due to
      Absorption of Expenses by Bankers Trust . . . .         0.03%         0.22%        0.34%           0.86%*

----------
*   Annualized
                     See Notes to Financial Statements on Page 7

--------------------------------------------------------------------------------
SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. The Small Cap Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on October 21, 1993. The Fund invests substantially all of its assets in the Small Cap Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At September 30, 1997, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. DIVIDENDS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. For the year ended September 30, 1997, $1,493,436 was reclassified from accumulated net realized gain to net realized depreciation and $1,751,995 was reclassified from undistributed net investment loss to paid-in-capital.

E. OTHER
The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Fund's average daily net assets. For the year ended September 30, 1997, this fee aggregated $1,273,452.

The Trust entered into a Distribution Agreement with Edgewood Services, Inc. ("Edgewood"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the Act, Edgewood may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended September 30, 1997, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
1.25 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended September 30, 1997, expenses of the Fund have been reduced by $50,637.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Edgewood. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3--SHARES OF BENEFICIAL INTEREST
At September 30, 1997, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


                              FOR THE                            FOR THE
                             YEAR ENDED                         YEAR ENDED
                         SEPTEMBER 30, 1997                 SEPTEMBER 30, 1996
                 ------------------------------------------------------------------
                   SHARES              AMOUNT           SHARES            AMOUNT
                 ----------         ------------      ----------       ------------
Sold             13,234,894         $248,556,213      12,796,190       $249,711,457
Reinvested          571,830           10,338,678         439,133          7,579,445
Redeemed        (12,902,495)        (240,880,564)     (8,695,218)      (169,725,477)
                 ----------         ------------      ----------       ------------
Net Increase       904,229          $ 18,014,327       4,540,105       $ 87,565,425
                 ----------         ------------      ----------       ------------
                 ----------         ------------      ----------       ------------


--------------------------------------------------------------------------------
SMALL CAP FUND

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholders of BT Investment Funds:

We have audited the accompanying statement of assets and liabilities of the Small Cap Fund (one of the Funds comprising BT Investment Funds) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for the each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997, 1996 and 1995 and the period October 21, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Fund of BT Investment Funds as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997

--------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  Shares           Description                                       Value
  ------           -----------                                       -----
              COMMON STOCK - 90.72%
              AMERICA'S CHANGING LEISURE TIME - 4.16%
  44,800      800-JR CIGAR, Inc. (a) . . . . . . . . . . . . . $  1,568,000
  79,800      Broderbund Software, Inc. (a). . . . . . . . . .    2,713,200
  43,000      CapStar Hotel Co. (a). . . . . . . . . . . . . .    1,443,187
  41,500      Cinar Films, Inc. (a). . . . . . . . . . . . . .    1,582,188
  57,025      Papa John's International, Inc. (a). . . . . . .    1,949,542
  55,500      Signature Resorts, Inc. (a). . . . . . . . . . .    2,636,250
                                                                -----------
                                                                 11,892,367
                                                                -----------

              AMERICA'S EDUCATIONAL CRISIS - 1.23%
  79,400      Advantage Learning Systems, Inc. (a) . . . . . .    2,004,850
  57,000      Edutrek International, Inc. (a). . . . . . . . .    1,517,625
                                                                -----------
                                                                  3,522,475
                                                                -----------

              AMERICA'S INDUSTRIAL RENAISSANCE - 2.60%
  53,600      BE Aerospace, Inc. (a) . . . . . . . . . . . . .    1,929,600
  61,800      DT Industries, Inc.. . . . . . . . . . . . . . .    2,039,400
  71,800      Halter Marine Group, Inc. (a). . . . . . . . . .    3,473,325
                                                                -----------
                                                                  7,442,325
                                                                -----------

              CLIENT-SERVER COMPUTING - 4.74%
  65,400      Apex PC Solutions, Inc. (a). . . . . . . . . . .    2,477,025
  34,300      Citrix Systems, Inc. (a) . . . . . . . . . . . .    1,726,791
  30,900      HNC Software, Inc. (a) . . . . . . . . . . . . .    1,228,275
  14,000      Network Solutions, Inc.. . . . . . . . . . . . .      304,500
  41,600      Siebel Systems, Inc. (a) . . . . . . . . . . . .    1,770,600
  76,600      Systems & Computer Technology Corp. (a). . . . .    3,451,787
 148,700      Xionics Document Technologies, Inc. (a). . . . .    2,583,663
                                                                -----------
                                                                 13,542,641
                                                                -----------

              CONSOLIDATING AMERICA - 3.95%
  75,500      Fine Host Corp. (a). . . . . . . . . . . . . . .    2,925,625
  94,400      HA-LO Industries, Inc. (a) . . . . . . . . . . .    2,702,200
  37,200      Ivex Packaging Corp. . . . . . . . . . . . . . .      595,200
  74,300      JLK Direct Distribution, Inc.-Cl. A (a). . . . .    2,224,356
  66,200      Morningstar Group, Inc. (a). . . . . . . . . . .    2,846,600
                                                                -----------
                                                                 11,293,981
                                                                -----------

              ENERGIZING THE GLOBE - 10.08%
  21,300      Cliffs Drilling Co. (a). . . . . . . . . . . . .    1,483,012
  57,500      Friede Goldman International, Inc. (a) . . . . .    3,450,000
  87,300      Hanover Compressor Co. (a) . . . . . . . . . . .    2,138,850
  81,100      Marine Drilling Cos., Inc (a). . . . . . . . . .    2,534,375
  92,400      Newfield Exploration Co.  (a). . . . . . . . . .    2,592,975
  70,600      Oceaneering International, Inc. (a). . . . . . .    1,681,163
  64,400      Patterson Energy, Inc. (a) . . . . . . . . . . .    3,372,950
  65,100      Pride International, Inc. (a). . . . . . . . . .    2,213,400
  78,700      Stone Energy Corp. (a) . . . . . . . . . . . . .    2,646,287
  53,900      Tuboscope Vetco International Corp. (a). . . . .    1,691,112
  50,100      UTI Energy Corp. . . . . . . . . . . . . . . . .    1,978,950
  62,600      Varco International, Inc. (a). . . . . . . . . .    3,036,100
                                                                -----------
                                                                 28,819,174
                                                                -----------

              ENVIRONMENTAL CRISIS - 1.94%
 112,400      Eastern Environmental Services, Inc. (a) . . . .    2,866,200
  68,200      Newpark Resources, Inc. (a). . . . . . . . . . .    2,681,113
                                                                -----------
                                                                  5,547,313
                                                                -----------


              FLOURISHING IN THE MANAGED CARE
              ENVIRONMENT - 1.78%
    85,400    FPA Medical Management, Inc. (a) . . . . . . . .    2,935,625
    48,700    Pediatrix Medical Group, Inc. (a). . . . . . . .    2,148,888
                                                                -----------
                                                                  5,084,513
                                                                -----------

              LIFE ON THE NET - 3.90%
  59,000      Excite, Inc. (a) . . . . . . . . . . . . . . . .    1,679,656
 107,600      E*TRADE Group, Inc. (a). . . . . . . . . . . . .    5,057,200
  83,300      Harbinger Corp. (a). . . . . . . . . . . . . . .    3,030,038
  42,800      ONSALE, Inc. (a) . . . . . . . . . . . . . . . .    1,380,300
                                                                -----------
                                                                 11,147,194
                                                                -----------

              LIFE SCIENCES REVOLUTION - 3.46%
  48,100      Agouron Pharmaceuticals, Inc. (a). . . . . . . .    2,314,812
  80,000      CYTYC Corp. (a). . . . . . . . . . . . . . . . .    2,010,000
  60,300      Parexel International Corp. (a). . . . . . . . .    2,381,850
  85,100      Vivus, Inc. (a). . . . . . . . . . . . . . . . .    3,191,250
                                                                -----------
                                                                  9,897,912
                                                                -----------

              MANAGING THE INFORMATION AGE - 5.21%
  99,200      Adflex Solutions (a) . . . . . . . . . . . . . .    2,418,000
   8,800      Box Hill Systems Corp. (a) . . . . . . . . . . .      154,000
  73,600      Complete Business Solutions, Inc. (a). . . . . .    2,097,600
  72,000      Computer Task Group, Inc.. . . . . . . . . . . .    3,019,500
  62,400      JDA Software Group, Inc. (a) . . . . . . . . . .    2,277,600
  56,200      Transaction Systems Architects, Inc.-Cl. A (a) .    2,283,125
  60,350      Veritas Software Corp. (a) . . . . . . . . . . .    2,651,628
                                                                -----------
                                                                 14,901,453
                                                                -----------

              MOVE TO OUTSOURCING - 4.78%
  75,800      Eagle USA Airfreight, Inc. (a) . . . . . . . . .    2,539,300
  46,900      Hagler Bailly, Inc. (a). . . . . . . . . . . . .    1,190,088
  54,000      Hall, Kinion & Associates, Inc. (a). . . . . . .    1,140,750
  48,500      MAXIMUS, Inc. (a). . . . . . . . . . . . . . . .    1,403,469
  31,000      Metzler Group, Inc. (a). . . . . . . . . . . . .    1,243,875
  80,300      SIPEX Corp. (a). . . . . . . . . . . . . . . . .    2,549,525
  67,200      StaffMark, Inc. (a). . . . . . . . . . . . . . .    2,562,000
  64,500      Syntel, Inc. (a) . . . . . . . . . . . . . . . .    1,023,937
                                                                -----------
                                                                 13,652,944
                                                                -----------

              NEW CONSUMER - 7.01%
 123,800      Avis Rent-a-Car, Inc. (a). . . . . . . . . . . .    2,955,725
  72,700      Claire's Stores, Inc.. . . . . . . . . . . . . .    1,626,663
  86,500      Gadzooks, Inc. (a) . . . . . . . . . . . . . . .    1,816,500
 148,400      Helen of Troy Ltd. (a) . . . . . . . . . . . . .    2,930,900
  66,200      Kellwood Co. . . . . . . . . . . . . . . . . . .    2,345,963
  60,800      Nautica Enterprises, Inc. (a). . . . . . . . . .    1,710,000
  28,700      St. John Knits, Inc. . . . . . . . . . . . . . .    1,289,706
 133,800      Windmere-Durable Holdings, Inc.. . . . . . . . .    3,186,112
  86,600      Wolverine WorldWide, Inc.. . . . . . . . . . . .    2,186,650
                                                                -----------
                                                                 20,048,219
                                                                -----------

              NEW HEALTHCARE PARADIGM - 6.12%
  97,300      Columbia Laboratories, Inc. (a). . . . . . . . .    1,800,050
  61,995      Concentra Managed Care, Inc. (a) . . . . . . . .    2,189,198
  59,100      IDX Systems Corp. (a). . . . . . . . . . . . . .    2,042,644
  50,600      Monarch Dental Corp. (a) . . . . . . . . . . . .    1,087,900
  87,600      Ocular Sciences, Inc. (a). . . . . . . . . . . .    2,025,750
  80,100      Safeskin Corp. (a) . . . . . . . . . . . . . . .    3,554,438
  53,300      Total Renal Care Holdings (a). . . . . . . . . .    2,665,000
 119,100      Warner Chilcott Laboratories, ADR (a). . . . . .    2,114,025
                                                                -----------
                                                                 17,479,005
                                                                -----------

              OUR STRENGTHENING FINANCIAL STRUCTURE - 5.09%
  30,200      CMAC Investment Corp.. . . . . . . . . . . . . .    1,619,475
  78,800      Frontier Insurance Group, Inc. . . . . . . . . .    2,994,400
  51,333      Legg Mason, Inc. . . . . . . . . . . . . . . . .    2,707,833
  45,000      Mutual Risk Management Ltd.. . . . . . . . . . .    2,286,563


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

SCHEDULE OF PORTFOLIO INVESTMENTS SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

  Shares           Description                                       Value
  ------           -----------                                       -----

  80,450      Raymond James Financial, Inc.. . . . . . . . . . $  2,896,200
  35,800      Vesta Insurance Group, Inc.. . . . . . . . . . .    2,040,600
                                                                -----------
                                                                 14,545,071
                                                                -----------

              PRODUCTIVITY ENHANCEMENT - 5.21%
  78,000      Asyst Technologies (a) . . . . . . . . . . . . .    3,463,688
  49,900      Brooks Automation, Inc. (a). . . . . . . . . . .    1,914,912
  55,600      Burr-Brown Corp. (a) . . . . . . . . . . . . . .    1,855,650
  54,200      Quickresponse Services, Inc. (a) . . . . . . . .    1,856,350
  43,000      Saville Systems Plc (a). . . . . . . . . . . . .    3,020,750
  66,900      Visio Corp. (a). . . . . . . . . . . . . . . . .    2,793,075
                                                                -----------
                                                                 14,904,425
                                                                -----------

              RETURN TO HOME OWNERSHIP - 0.82%
  34,300      Ethan Allen Interiors, Inc.. . . . . . . . . . .    1,063,300
  68,100      Furniture Brands International, Inc. (a) . . . .    1,285,388
                                                                -----------
                                                                  2,348,688
                                                                -----------

              REVALUATION OF REAL ESTATE - 0.16%
  12,000      CCA Prison Realty Trust. . . . . . . . . . . . .      453,000
                                                                -----------

              STORES OF VALUE - 3.25%
  60,900      Brylane, Inc. (a). . . . . . . . . . . . . . . .    2,793,787
  39,500      Knoll, Inc. (a). . . . . . . . . . . . . . . . .    1,323,250
  41,100      Proffitt's, Inc. (a) . . . . . . . . . . . . . .    2,435,175
  73,500      The Men's Wearhouse, Inc. (a). . . . . . . . . .    2,737,875
                                                                -----------
                                                                  9,290,087
                                                                -----------

              TELECOMMUNICATIONS - 8.10%
  91,600      Allen Telecommunications, Inc. (a) . . . . . . .    2,610,600
  75,000      Davox Corp. (a). . . . . . . . . . . . . . . . .    2,512,500
  67,200      Digital Microwave Corp. (a). . . . . . . . . . .    3,007,200
 145,900      DSP Communications, Inc. (a) . . . . . . . . . .    3,054,781
  53,600      Level One Communications, Inc. (a) . . . . . . .    2,157,400
 138,400      P-COM, Inc. (a). . . . . . . . . . . . . . . . .    3,312,950
  55,500      REMEC, Inc. (a). . . . . . . . . . . . . . . . .    2,025,750
  55,700      Sawtek, Inc. (a) . . . . . . . . . . . . . . . .    2,576,125
  82,500      STAR Telecommunications, Inc. (a). . . . . . . .    1,897,500
                                                                -----------
                                                                 23,154,806
                                                                -----------

              THE GREYING OF AMERICA - 0.80%
  40,100      Sofamor/Danek Group, Inc. (a). . . . . . . . . .    2,290,713
                                                                -----------

              THE UBIQUITOUS SEMICONDUCTOR - 6.33%
  48,900      ANADIGICS, Inc. (a). . . . . . . . . . . . . . .    2,411,381
  34,100      Lattice Semiconductor Corp. (a). . . . . . . . .    2,220,762
  44,100      Photronics, Inc. (a) . . . . . . . . . . . . . .    2,670,806
  52,500      PRI Automation, Inc. (a) . . . . . . . . . . . .    3,071,250
  61,200      Triquint Semiconductor, Inc. (a) . . . . . . . .    2,229,975
  33,600      Uniphase Corp. (a) . . . . . . . . . . . . . . .    2,671,200
  80,900      VLSI Technology, Inc. (a). . . . . . . . . . . .    2,806,219
                                                                -----------
                                                                 18,081,593
                                                                -----------

TOTAL COMMON STOCK (Cost $178,555,638) . . . . . . . . . . . .  259,339,899
                                                                -----------

              SHORT TERM INSTRUMENT - 8.96%
              MUTUAL FUNDS - 8.96%
25,623,353    BT Institutional Cash Management Fund
               (Cost $25,623,353). . . . . . . . . . . . . . . $ 25,623,353
                                                                -----------

TOTAL INVESTMENTS (Cost $204,178,991). . . . .   99.68%         284,963,252
Other Assets in Excess of Liabilities. . . . .    0.32%             915,097
                                                ------          -----------
NET ASSETS . . . . . . . . . . . . . . . . . .  100.00%        $285,878,349
                                                ------          -----------
                                                ------          -----------

----------
(a) Non-Income Producing Security


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments, at Value (Cost of $204,178,991) . . . . . . . .   $  284,963,252
  Receivable for Securities Sold . . . . . . . . . . . . . . .        4,987,014
  Dividends and Interest Receivable. . . . . . . . . . . . . .          108,110
  Prepaid Expenses . . . . . . . . . . . . . . . . . . . . . .               77
                                                                    -----------
Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .      290,058,453
                                                                    -----------

LIABILITIES
  Due to Bankers Trust . . . . . . . . . . . . . . . . . . . .          120,028
  Payable for Securities Purchased . . . . . . . . . . . . . .        4,042,812
  Accrued Expenses and Other . . . . . . . . . . . . . . . . .           17,264
                                                                    -----------
Total Liabilities. . . . . . . . . . . . . . . . . . . . . . .        4,180,104
                                                                    -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $  285,878,349
                                                                    -----------
                                                                    -----------

COMPOSITION OF NET ASSETS
  Paid-in Capital. . . . . . . . . . . . . . . . . . . . . . .   $  205,094,088
  Net Unrealized Appreciation on Investments . . . . . . . . .       80,784,261
                                                                    -----------
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .   $  285,878,349
                                                                    -----------
                                                                    -----------



--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . .   $     122,443
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . .         577,482
                                                                    ----------
TOTAL INVESTMENT INCOME. . . . . . . . . . . . . . . . . . . .         699,925
                                                                    ----------

EXPENSES
  Advisory Fees. . . . . . . . . . . . . . . . . . . . . . . .       1,278,294
  Administration and Services Fees . . . . . . . . . . . . . .         196,661
  Professional Fees. . . . . . . . . . . . . . . . . . . . . .          25,600
  Trustees Fees. . . . . . . . . . . . . . . . . . . . . . . .           2,100
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . .           3,072
                                                                    ----------
  Total Expenses . . . . . . . . . . . . . . . . . . . . . . .       1,505,727
  Less Expenses Absorbed by Bankers Trust. . . . . . . . . . .        (325,723)
                                                                    ----------
    Net Expenses . . . . . . . . . . . . . . . . . . . . . . .       1,180,004
                                                                    ----------
NET INVESTMENT LOSS. . . . . . . . . . . . . . . . . . . . . .        (480,079)
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net Realized Gain from Investment Transactions . . . . . . .      21,635,104
  Net Change in Unrealized Appreciation on Investments . . . .      19,884,098
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS. . . . . . . .      41,519,202
                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . . .   $  41,039,123
                                                                    ----------
                                                                    ----------


                     See Notes to Financial Statements on Page 13


--------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------


                                                                          FOR THE                 FOR THE
                                                                        YEAR ENDED               YEAR ENDED
                                                                    SEPTEMBER 30, 1997       SEPTEMBER 30, 1996
                                                                    ------------------       ------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Loss. . . . . . . . . . . . . . . . . . . . . .    $         (480,079)      $          (95,874)
  Net Realized Gain from Investment Transactions . . . . . . . .            21,635,104                4,944,264
  Net Change in Unrealized Appreciation on Investments . . . . .            19,884,098               38,597,216
                                                                     -----------------        -----------------
Net Increase in Net Assets from Operations . . . . . . . . . . .            41,039,123               43,445,606
                                                                     -----------------        -----------------

CAPITAL TRANSACTIONS
  Proceeds from Capital Invested . . . . . . . . . . . . . . . .           256,648,577              259,905,685
  Value of Capital Withdrawn . . . . . . . . . . . . . . . . . .          (257,424,442)            (181,564,152)
                                                                     -----------------        -----------------
Net Increase (Decrease) in Net Assets from Capital Transactions.              (775,865)              78,341,533
                                                                     -----------------        -----------------
TOTAL INCREASE IN NET ASSETS . . . . . . . . . . . . . . . . . .            40,263,258              121,787,139
NET ASSETS
Beginning of Year. . . . . . . . . . . . . . . . . . . . . . . .           245,615,091              123,827,952
                                                                     -----------------        -----------------
End of Year. . . . . . . . . . . . . . . . . . . . . . . . . . .    $      285,878,349       $      245,615,091
                                                                     -----------------        -----------------
                                                                     -----------------        -----------------



---------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Small Cap Portfolio.

                                                                                           FOR THE PERIOD
                                                               FOR THE YEARS ENDED        OCTOBER 21, 1993
                                                                  SEPTEMBER 30,            (COMMENCEMENT
                                                       ------------------------------    OF OPERATIONS) TO
                                                        1997        1996        1995     SEPTEMBER 30, 1994
                                                       ------      ------      ------    ------------------
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) . . . . . .  $285,878    $245,615    $123,828        $21,328
Ratios to Average Net Assets:
  Net Investment Income (Loss) . . . . . . . . . . .    (0.24)%     (0.05)%      0.19%          0.07%*
  Expenses . . . . . . . . . . . . . . . . . . . . .     0.60%       0.60%       0.60%          0.60%*
  Decrease Reflected in Above Expense Ratio Due to
    Absorption of Expenses by Bankers Trust. . . . .     0.17%       0.17%       0.19%          0.38%*
  Portfolio Turnover Rate. . . . . . . . . . . . . .      188%        159%        161%           154%
  Average Commission Per Share** . . . . . . . . . .    $0.0568     $0.0478


----------
*   Annualized
** For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.


                     See Notes to Financial Statements on Page 13

--------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
The Small Cap Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on August 6, 1993 as an unincorporated trust under the laws of New York and commenced operations on October 21, 1993. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  SECURITY VALUATION
The Portfolio's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of a security traded on that exchange prior to the time when the Portfolio assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C.  SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded by the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E.  FEDERAL INCOME TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  OPTION CONTRACTS
The Portfolio may enter into option contracts. Upon the purchase of a put option or a call option by the Portfolio, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Portfolio will realize a gain or loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

G.  OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $196,661.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, Bankers Trust manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies in return for a fee computed daily and paid monthly at an annual rate of 0.65 of 1% of the Portfolio's average daily net assets. For the year ended September 30, 1997, this fee aggregated $1,278,294.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio to the extent necessary, to limit all expenses to 0.60 of 1% of the average daily net assets of the Portfolio. For the year ended September 30, 1997, expenses of the Portfolio have been reduced by $325,723.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

For the year ended September 30, 1997, the Portfolio paid brokerage commissions of $344,478.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended September 30, 1997 were $356,915,555 and $375,205,835, respectively.

For federal income tax purposes, the tax basis of investments held at September 30, 1997 was $204,768,569. The aggregate gross unrealized appreciation for all investments was $80,459,053 and the aggregate gross unrealized depreciation for all investments was $264,370.


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--------------------------------------------------------------------------------
SMALL CAP PORTFOLIO

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Holders of Beneficial Interest of BT Investment Portfolios:

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of the Small Cap Portfolio (one of the Portfolios comprising BT Investment Portfolios) as of September 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the years ended September 30, 1997, 1996 and 1995 and the period October 21, 1993 (commencement of operations) to September 30, 1994. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Small Cap Portfolio of BT Investment Portfolios as of September 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

Coopers & Lybrand L.L.P.

Kansas City, Missouri
November 5, 1997


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                                          15
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BT INVESTMENT FUNDS

SMALL CAP FUND




INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


DISTRIBUTOR
EDGEWOOD SERVICES, INC.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897


CUSTODIAN AND TRANSFER AGENT
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY  10006


INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105


COUNSEL
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022



                              -------------------------
         For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or the BT Mutual Fund Service Center at (800) 730-1313.
                              -------------------------



                                                               STA498200 (11/97)